PRINCIPAL ACCOUNTING POLICIES - Installment credit and Nonrecourse securitization debt (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Collateralized receivable related to financial services	¥ 2,600	¥ 1,100
Non-collateralized receivable related to financial services	3,100	3,100
Financing receivables, allowance for credit losses	¥ 303	¥ 200